SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Loyalty Program (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting policies
Net revenues	¥ 25,307	¥ 23,891	¥ 21,882
Minimum
Accounting policies
Estimated Membership Duration	2 years
Maximum
Accounting policies
Estimated Membership Duration	5 years
Loyalty program
Accounting policies
Net revenues	¥ 411	¥ 338	¥ 288